Note 7 - Investments	12 Months Ended
Dec. 31, 2011
INVESTMENTS
INVESTMENTS

7.                  INVESTMENTS

A summary of the carrying values and balance sheet classification of all investments in privately-held equity securities and available-for-sale securities was as follows:

	As of December 31
	2010	2011

Available-for-sale securities, at fair value	$92	$-
Equity securities in privately-held companies, at cost	652	618
Total investments	$744	$618

The investments in equity securities in privately-held companies are recorded at cost as their market value is not readily determinable. It consists of the investment in Thai Metal Processing Co., Ltd, which is engaged in the fabrication of copper rods.

       The investments in available-for-sale securities above represent the investments in TT&T Public Company Limited (TT&T), which is listed on the Stock Exchange of Thailand. Its principal activity is the operation of a provincial telephone network throughout Thailand and services include, fixed line telephone, pay phone, data communication and distribution of telephone equipment.

During 2011, the Company recorded an unrealized loss of $68 on its investments in TT&T in other comprehensive income. In June 2011, the Company sold the investments in TT&T and received the proceeds of $24. The amount of unrealized loss of $68 was reclassified out of accumulated other comprehensive income into consolidated statements of operations.